Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	May 02, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2016